Condensed Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Condensed Statements of Comprehensive Income (Loss) (Unaudited)
Net revenue	$ 0	$ 1,098,591	$ 607,687	$ 2,989,108	$ 1,345,463	$ 2,154,777
Cost of goods sold	0	324,462	264,577	840,254	534,206	949,782
Gross margin	0	774,129	343,110	2,148,854	811,257	1,204,995
Operating expenses
General and administrative	15,636	636,863	320,734	1,590,544	805,903	1,194,354
Total operating expenses		636,863	320,734	1,590,544	805,903
Income (loss) from operations		137,266	22,376	558,310	5,534
Other income (expense):
Gain on termination of lease		28,755		28,755
Interest expense		(10,847)	(5,907)	(43,300)	(5,907)
Total other income (expense)		17,908	(5,907)	(14,545)	(5,907)
Income (loss) before income tax provision	(15,636)	155,174	28,283	543,765	11,261	10,641
Income tax provision	0	0	0	68	0	0
Net income (loss)	$ (15,636)	$ 155,174	$ 28,283	$ 543,697	$ 11,261	$ 10,641
Per-share data
Basic and diluted income (loss) per share	$ (0.01)	$ 0.01	$ 0.00	$ 0.02	$ (0.00)	$ 0.00
Weighted average number of common shares outstanding	2,661,316	29,270,502	3,561,316	29,270,502	3,370,805	26,609,186